Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	State Street Navigator Securities Lending Trust
Entity Central Index Key	0001011008
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026831
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
AssetsNet	$ 8,856,551,586
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 1,482,647
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$8,856,551,586 Number of Portfolio Holdings172 Total Advisory Fees Paid$1,482,647
Holdings [Text Block]

Top Security Types

Assets	%
Treasury Debt	40.2%
Government Agency Debt	19.6%
Treasury Repurchase Agreements	17.7%
Government Agency Repurchase Agreements	14.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 3.82%, due 01/02/26	8.5%
U.S. Treasury Bills, 4.15%, due 01/08/26	4.3%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	3.4%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.4%
BANK OF AMERICA NA TRIPARTY D REPO, 3.85%, due 01/02/26	2.8%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 3.83%, due 01/02/26	2.3%
RBC CAPITAL MARKETS TRIPARTY D, 3.80%, due 01/02/26	2.3%
WELLS FARGO BANK NA TRI PARTY Agreement, 3.82%, due 01/02/26	2.3%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.7%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.7%

C000171428
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the course of 2025 the fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve ("the Fed") was slow to continue its rate cutting cycle, and short-term Treasury and spread-based strategies benefitted from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 75 basis points, with rate decisions taking place in the last three meetings of 2025, decreasing the Fund's one-day yield from 4.63% at the start of the year to 4.09% by year-end. Cash fund returns are expected to be dampened in 2026 compared to 2025 due to lowered interest rates.

The Fund's performance was driven by investment in short-term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
07/11/16	$10,000	$10,000	$10,000
07/31/16	$10,003	$10,003	$10,002
08/31/16	$10,008	$9,991	$10,004
09/30/16	$10,013	$9,986	$10,009
10/31/16	$10,019	$9,909	$10,011
11/30/16	$10,025	$9,675	$10,013
12/31/16	$10,032	$9,688	$10,017
01/31/17	$10,040	$9,707	$10,022
02/28/17	$10,048	$9,773	$10,026
03/31/17	$10,056	$9,768	$10,028
04/30/17	$10,066	$9,843	$10,034
05/31/17	$10,075	$9,919	$10,040
06/30/17	$10,084	$9,909	$10,048
07/31/17	$10,095	$9,951	$10,057
08/31/17	$10,106	$10,041	$10,066
09/30/17	$10,116	$9,993	$10,075
10/31/17	$10,127	$9,999	$10,084
11/30/17	$10,138	$9,986	$10,092
12/31/17	$10,151	$10,032	$10,103
01/31/18	$10,164	$9,916	$10,115
02/28/18	$10,177	$9,822	$10,125
03/31/18	$10,192	$9,885	$10,138
04/30/18	$10,209	$9,811	$10,152
05/31/18	$10,227	$9,882	$10,168
06/30/18	$10,245	$9,869	$10,185
07/31/18	$10,264	$9,872	$10,201
08/31/18	$10,283	$9,935	$10,219
09/30/18	$10,302	$9,871	$10,234
10/31/18	$10,322	$9,793	$10,253
11/30/18	$10,343	$9,852	$10,274
12/31/18	$10,365	$10,033	$10,293
01/31/19	$10,388	$10,139	$10,313
02/28/19	$10,409	$10,133	$10,331
03/31/19	$10,433	$10,328	$10,354
04/30/19	$10,455	$10,331	$10,374
05/31/19	$10,478	$10,514	$10,397
06/30/19	$10,500	$10,646	$10,420
07/31/19	$10,522	$10,669	$10,439
08/31/19	$10,543	$10,946	$10,461
09/30/19	$10,563	$10,888	$10,479
10/31/19	$10,582	$10,920	$10,499
11/30/19	$10,599	$10,915	$10,512
12/31/19	$10,616	$10,907	$10,527
01/31/20	$10,632	$11,117	$10,541
02/29/20	$10,648	$11,317	$10,557
03/31/20	$10,660	$11,251	$10,588
04/30/20	$10,667	$11,451	$10,589
05/31/20	$10,673	$11,504	$10,589
06/30/20	$10,677	$11,576	$10,590
07/31/20	$10,680	$11,749	$10,592
08/31/20	$10,683	$11,654	$10,593
09/30/20	$10,684	$11,648	$10,594
10/31/20	$10,686	$11,596	$10,595
11/30/20	$10,688	$11,710	$10,596
12/31/20	$10,689	$11,726	$10,598
01/31/21	$10,691	$11,642	$10,598
02/28/21	$10,692	$11,474	$10,599
03/31/21	$10,693	$11,331	$10,600
04/30/21	$10,694	$11,420	$10,600
05/31/21	$10,695	$11,457	$10,601
06/30/21	$10,696	$11,538	$10,600
07/31/21	$10,697	$11,667	$10,601
08/31/21	$10,698	$11,645	$10,601
09/30/21	$10,699	$11,544	$10,602
10/31/21	$10,700	$11,541	$10,601
11/30/21	$10,701	$11,575	$10,602
12/31/21	$10,702	$11,545	$10,603
01/31/22	$10,703	$11,296	$10,602
02/28/22	$10,704	$11,170	$10,604
03/31/22	$10,707	$10,860	$10,607
04/30/22	$10,711	$10,448	$10,608
05/31/22	$10,718	$10,515	$10,616
06/30/22	$10,729	$10,350	$10,618
07/31/22	$10,746	$10,603	$10,624
08/31/22	$10,769	$10,304	$10,641
09/30/22	$10,793	$9,858	$10,667
10/31/22	$10,823	$9,731	$10,684
11/30/22	$10,858	$10,089	$10,718
12/31/22	$10,897	$10,043	$10,757
01/31/23	$10,940	$10,352	$10,791
02/28/23	$10,981	$10,084	$10,826
03/31/23	$11,027	$10,341	$10,873
04/30/23	$11,073	$10,403	$10,907
05/31/23	$11,123	$10,290	$10,950
06/30/23	$11,172	$10,253	$11,000
07/31/23	$11,223	$10,246	$11,043
08/31/23	$11,276	$10,181	$11,093
09/30/23	$11,328	$9,922	$11,144
10/31/23	$11,382	$9,765	$11,194
11/30/23	$11,435	$10,208	$11,244
12/31/23	$11,489	$10,598	$11,297
01/31/24	$11,543	$10,569	$11,345
02/29/24	$11,594	$10,420	$11,391
03/31/24	$11,649	$10,516	$11,443
04/30/24	$11,702	$10,251	$11,492
05/31/24	$11,757	$10,424	$11,547
06/30/24	$11,810	$10,523	$11,594
07/31/24	$11,865	$10,769	$11,646
08/31/24	$11,920	$10,924	$11,701
09/30/24	$11,972	$11,070	$11,752
10/31/24	$12,024	$10,795	$11,797
11/30/24	$12,072	$10,909	$11,842
12/31/24	$12,120	$10,731	$11,890
01/31/25	$12,167	$10,788	$11,933
02/28/25	$12,210	$11,025	$11,971
03/31/25	$12,257	$11,029	$12,011
04/30/25	$12,302	$11,073	$12,053
05/31/25	$12,348	$10,993	$12,097
06/30/25	$12,394	$11,162	$12,136
07/31/25	$12,441	$11,133	$12,178
08/31/25	$12,488	$11,266	$12,226
09/30/25	$12,534	$11,389	$12,267
10/31/25	$12,581	$11,460	$12,309
11/30/25	$12,624	$11,531	$12,343
12/31/25	$12,668	$11,514	$12,387

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 07/11/16
Fund	4.52%	3.45%	2.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.50%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.28%

Performance Inception Date	Jul. 11, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.
AssetsNet	$ 266,565,314
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 96,339
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$266,565,314 Number of Portfolio Holdings42 Portfolio Turnover Rate0% Total Advisory Fees Paid$96,339
Holdings [Text Block]

Top Security Types

Assets	%
Certificates Of Deposit	33.1%
Financial Company Commercial Paper	25.2%
Other Repurchase Agreements	13.9%
Government Agency Repurchase Agreements	11.3%
Other Notes	8.4%
Treasury Repurchase Agreements	3.0%
Asset Backed Commercial Paper	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 3.83%, due 01/02/26	7.5%
Abu Dhabi Islamic Bank PJSC, 3.62%, due 01/02/26	4.3%
Mizuho Bank Ltd., 4.30%, due 02/10/26	3.8%
Nordea Bank Abp, 3.98%, due 04/10/26	3.8%
Credit Agricole Corporate & Investment Bank SA, 4.27%, due 02/02/26	3.8%
Lloyds Bank PLC, 4.04%, due 04/13/26	3.8%
Macquarie Bank Ltd., 4.29%, due 02/09/26	3.7%
DNB Bank ASA, 4.11%, due 07/07/26	3.7%
Credit Industriel et Commercial, 4.17%, due 05/15/26	2.8%
Bank of New York Mellon, 4.03%, due 04/07/26	2.8%

Material Fund Change [Text Block]
C000206723
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the course of 2025 the fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve ("the Fed") was slow to continue its rate cutting cycle, and short-term Treasury and spread-based strategies benefitted from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 75 basis points, with rate decisions taking place in the last three meetings of 2025, decreasing the Fund's one-day yield from 4.63% at the start of the year to 4.09% by year-end. Cash fund returns are expected to be dampened in 2026 compared to 2025 due to lowered interest rates.

The Fund's performance was driven by investment in short-term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/10/18	$10,000	$10,000	$10,000
12/31/18	$10,015	$10,096	$10,014
01/31/19	$10,038	$10,203	$10,034
02/28/19	$10,058	$10,197	$10,052
03/31/19	$10,080	$10,393	$10,073
04/30/19	$10,101	$10,396	$10,093
05/31/19	$10,123	$10,580	$10,116
06/30/19	$10,143	$10,713	$10,138
07/31/19	$10,165	$10,737	$10,157
08/31/19	$10,185	$11,015	$10,177
09/30/19	$10,204	$10,956	$10,195
10/31/19	$10,222	$10,989	$10,215
11/30/19	$10,238	$10,984	$10,228
12/31/19	$10,254	$10,976	$10,242
01/31/20	$10,270	$11,187	$10,256
02/29/20	$10,285	$11,389	$10,271
03/31/20	$10,296	$11,322	$10,301
04/30/20	$10,304	$11,523	$10,302
05/31/20	$10,309	$11,576	$10,302
06/30/20	$10,313	$11,649	$10,304
07/31/20	$10,316	$11,823	$10,306
08/31/20	$10,318	$11,728	$10,306
09/30/20	$10,320	$11,722	$10,307
10/31/20	$10,321	$11,669	$10,309
11/30/20	$10,323	$11,784	$10,310
12/31/20	$10,324	$11,800	$10,311
01/31/21	$10,326	$11,715	$10,312
02/28/21	$10,327	$11,546	$10,313
03/31/21	$10,329	$11,402	$10,313
04/30/21	$10,330	$11,492	$10,313
05/31/21	$10,331	$11,530	$10,314
06/30/21	$10,332	$11,611	$10,313
07/31/21	$10,333	$11,740	$10,314
08/31/21	$10,334	$11,718	$10,314
09/30/21	$10,335	$11,617	$10,315
10/31/21	$10,336	$11,613	$10,314
11/30/21	$10,337	$11,648	$10,315
12/31/21	$10,338	$11,618	$10,316
01/31/22	$10,339	$11,368	$10,315
02/28/22	$10,341	$11,241	$10,317
03/31/22	$10,343	$10,929	$10,320
04/30/22	$10,347	$10,514	$10,321
05/31/22	$10,355	$10,582	$10,328
06/30/22	$10,365	$10,416	$10,331
07/31/22	$10,381	$10,670	$10,336
08/31/22	$10,403	$10,369	$10,353
09/30/22	$10,426	$9,921	$10,378
10/31/22	$10,455	$9,792	$10,395
11/30/22	$10,490	$10,152	$10,428
12/31/22	$10,529	$10,106	$10,466
01/31/23	$10,570	$10,417	$10,499
02/28/23	$10,610	$10,148	$10,533
03/31/23	$10,654	$10,406	$10,578
04/30/23	$10,699	$10,469	$10,612
05/31/23	$10,747	$10,355	$10,653
06/30/23	$10,794	$10,318	$10,702
07/31/23	$10,843	$10,311	$10,744
08/31/23	$10,894	$10,245	$10,793
09/30/23	$10,944	$9,985	$10,842
10/31/23	$10,996	$9,827	$10,891
11/30/23	$11,047	$10,272	$10,940
12/31/23	$11,099	$10,665	$10,991
01/31/24	$11,152	$10,636	$11,038
02/29/24	$11,201	$10,486	$11,083
03/31/24	$11,254	$10,582	$11,133
04/30/24	$11,305	$10,315	$11,180
05/31/24	$11,357	$10,490	$11,234
06/30/24	$11,408	$10,589	$11,280
07/31/24	$11,461	$10,837	$11,330
08/31/24	$11,515	$10,992	$11,385
09/30/24	$11,565	$11,140	$11,434
10/31/24	$11,614	$10,863	$11,478
11/30/24	$11,661	$10,978	$11,521
12/31/24	$11,707	$10,799	$11,568
01/31/25	$11,752	$10,856	$11,610
02/28/25	$11,792	$11,095	$11,647
03/31/25	$11,837	$11,099	$11,686
04/30/25	$11,881	$11,142	$11,726
05/31/25	$11,926	$11,063	$11,769
06/30/25	$11,970	$11,233	$11,808
07/31/25	$12,015	$11,203	$11,848
08/31/25	$12,060	$11,337	$11,895
09/30/25	$12,104	$11,461	$11,935
10/31/25	$12,148	$11,532	$11,976
11/30/25	$12,189	$11,604	$12,009
12/31/25	$12,230	$11,587	$12,051

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/10/18
Fund	4.47%	3.45%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.11%
ICE BofA U.S. 3-Month Treasury Bill Index	4.18%	3.17%	2.68%

Performance Inception Date	Dec. 10, 2018
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.
AssetsNet	$ 12,482,737,029
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 3,579,033
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$12,482,737,029 Number of Portfolio Holdings120 Portfolio Turnover Rate0% Total Advisory Fees Paid$3,579,033
Holdings [Text Block]

Top Security Types

Assets	%
Other Notes	23.9%
Certificates Of Deposit	23.5%
Financial Company Commercial Paper	17.8%
Asset Backed Commercial Paper	11.5%
Other Repurchase Agreements	10.6%
Treasury Repurchase Agreements	9.7%
Government Agency Repurchase Agreements	1.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 3.82%, due 01/02/26	9.0%
KBC BANK NV, 3.63%, due 01/02/26	4.8%
Mizuho Bank Ltd., 3.64%, due 01/02/26	3.0%
Abu Dhabi Islamic Bank PJSC, 3.62%, due 01/02/26	2.8%
Canadian Imperial Bank of Commerce, 3.64%, due 01/02/26	2.0%
Royal Bank of Canada, 3.85%, due 01/02/26	2.0%
ABN AMRO Bank NV, 3.64%, due 01/02/26	1.6%
National Bank of Canada, 3.67%, due 01/05/26	1.6%
SOCIETE GENERALE SEC LLC TPR D TRI PARTY REPO D, 3.75%, due 01/06/26	1.5%
TORONTO DOMINION SEC LLC TPR D TRI PARTY REPO D, 3.84%, due 01/02/26	1.5%

Material Fund Change [Text Block]